Leases - Schedule of Future Minimum Lease Payments (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Future Minimum Lease Payments [Abstract]
2025	$ 312,299	$ 333,200
2026	316,369	312,299
2027	323,311	316,369
2028	336,045	323,311
2029		336,045
Thereafter		1,332,102
Undiscounted cash flows	2,697,445	2,953,326
Less: imputed interest	(712,843)	(825,858)
Lease liability	$ 1,984,602	$ 2,127,468	$ 1,655,735